LOSS PER CLASS A and CLASS B ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2023
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Schedule of computation of basic and diluted loss per share

The computation of basic and diluted loss per share is as follows:

	Years ended December 31,
	2021	2022	2023

Net loss	(1,191,213)	(1,266,118)	(4,285,393)

Net loss (income) attributable to non-controlling interests	1,403	(3,427)	(4,660)
Net loss attributable to redeemable non-controlling interests	2,592	655	—
Accretion to redemption value of redeemable non-controlling interests	(77,644)	(10,801)	—
Adjustment to the redemption value of redeemable non-controlling interests	—	(178,982)	—
Cumulative dividend on redeemable preferred shares	(49,073)	(51,212)	(53,625)

Net loss available to GDS Holdings Limited ordinary shareholders	(1,313,935)	(1,509,885)	(4,343,678)

Weighted average number of ordinary shares outstanding - basic and diluted	1,452,906,722	1,464,447,843	1,468,187,956

Loss per ordinary share - basic and diluted	(0.90)	(1.03)	(2.96)

The following table sets forth the computation of basic and diluted loss per Class A and Class B ordinary share:

	Years ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B	Class A	Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	(1,252,810)	(61,125)	(1,440,198)	(69,687)	(4,194,323)	(149,355)
Weighted average number of ordinary shares outstanding - basic and diluted	1,385,316,386	67,590,336	1,396,857,507	67,590,336	1,417,704,951	50,483,004
Loss per ordinary share - basic and diluted	(0.90)	(0.90)	(1.03)	(1.03)	(2.96)	(2.96)

Schedule of securities excluded from the computation of diluted loss per share

	Years ended December 31,
	2021	2022	2023

Share options/restricted shares	28,930,720	38,534,512	48,996,888
Convertible bonds payable	46,526,049	145,726,048	288,600,152
Total	75,456,769	184,260,560	337,597,040